Disposal groups classified as held for sale (Tables)	3 Months Ended
Mar. 31, 2025
Disposal groups classified as held for sale
Schedule of assets and liabilities of disposal groups classified as held for sale

Assets and liabilities of disposal groups classified as held for sale in € THOUS

	March 31, 2025	December 31, 2024
Cash and cash equivalents	7,401	5,141
Trade accounts and other receivables from unrelated parties	28,455	27,085
Property, plant and equipment	17,241	16,346
Right-of-use assets	7,771	5,915
Goodwill(1)	93,280	92,557
Other	14,104	13,969
Assets held for sale	168,252	161,013

Accounts payable to unrelated parties	1,800	1,628
Lease liabilities	7,474	6,097
Provisions and other liabilities	20,642	19,786
Liabilities directly associated with assets held for sale	29,916	27,511

(1)Goodwill was allocated to the disposal groups on a relative fair value basis.